Selected Quarterly Financial Information (unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Information (unaudited)
Net sales	$ 2,138,100	$ 1,816,173	$ 2,337,457	$ 2,229,629	$ 1,898,485	$ 979,478	$ 1,284,677	$ 1,376,681	$ 1,111,978	$ 4,412,100	$ 4,128,100	$ 8,281,744	$ 4,752,814	$ 3,905,602
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,776,600	1,476,484	1,694,122	1,866,245	1,630,665	849,077	1,024,779	1,122,763	931,001	3,582,300	3,496,900	6,667,516	3,927,620	3,539,793
Direct operating expenses (exclusive of depreciation and amortization)	83,800	173,351	88,890	71,583	92,703	103,691	54,510	44,054	45,410	169,900	164,300	426,527	247,665	153,112
Selling, general and administrative (exclusive of depreciation and amortization)	20,200	18,626	21,244	26,096	20,214	19,495	9,175	9,361	12,951	38,800	46,300	86,180	50,982	43,071
Depreciation and amortization	28,400	27,288	27,458	26,638	26,259	18,980	16,990	16,966	16,916	56,400	52,900	107,643	69,852	66,391
Total operating costs and expenses	1,909,000	1,695,749	1,831,714	1,990,562	1,769,841	991,243	1,105,454	1,193,144	1,006,278	3,847,400	3,760,400	7,287,866	4,296,119	3,802,367
Operating income	229,100	120,424	505,743	239,067	128,644	(11,765)	179,223	183,537	105,700	564,700	367,700	993,878	456,695	103,235
Other income (expense):
Interest expense and other financing costs	(10,600)	(20,170)	(18,217)	(18,991)	(18,836)	(13,797)	(12,841)	(13,401)	(12,956)	(24,800)	(37,800)	(76,214)	(52,995)	(49,695)
Gain (loss) on derivatives, net	120,500	(8,186)	(168,970)	38,817	(147,253)	103,179	(9,924)	6,931	(22,106)	100,500	(108,500)	(285,592)	78,080	(1,506)
Loss on extinguishment of debt		(37,540)						(170)	(1,908)	(26,100)		(37,540)	(2,078)	(16,647)
Other income (expense), net	100	33	14	628	81	(159)	33	327	377	100	800	756	578	2,832
Total other income (expense)	110,100	(65,863)	(187,173)	20,454	(166,008)	89,223	(22,732)	(6,313)	(36,593)	49,900	(145,500)	(398,590)	23,585	(65,016)
Net income	$ 339,200	$ 54,561	$ 318,570	$ 259,521	$ (37,364)	$ 77,458	$ 156,491	$ 177,224	$ 69,107	$ 614,600	$ 222,200	$ 595,288	$ 480,280	$ 38,219